Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	Three months ended March 31,
	2022	2021
Revenue from performance obligations recognized over time	$2,083	$550
Revenue from performance obligations recognized at point-in-time transfer	311	401
Total	$2,394	$951

	Year ended December 31,
	2021	2020
Revenue from performance obligations recognized over time	$8,400	$5,037
Revenue from performance obligations recognized at point-in-time transfer	4,005	930
Total	$12,405	$5,967

Schedule of Change in Contract Liabilities

Three months ended March 31, 2022
Beginning balance	$6,636
Revenue recognized that was included in the contract liability at the beginning of the year	(544)
Increase, excluding amounts recognized as revenue during the period	1,708
Ending balance	$7,800

Year ended December 31,
2021
Beginning Balance	$3,401
Revenue recognized that was included in the contract liability at the beginning of the year	(2,498)
Increase, excluding amounts recognized as revenue during the period	5,733
Ending Balance	$6,636